STOCKHOLDERS' EQUITY (Details Textual) - USD ($)			1 Months Ended										2 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 11, 2015	Oct. 03, 2014	Mar. 31, 2016	Feb. 29, 2016	Oct. 31, 2015	Aug. 19, 2015	Feb. 23, 2015	Nov. 25, 2014	Nov. 18, 2014	Sep. 22, 2014	Sep. 19, 2014	Apr. 22, 2014	Nov. 19, 2015	Mar. 31, 2016	Mar. 31, 2015	May 18, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 02, 2015	Jun. 11, 2014
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues	$ 500,000			$ 3,556,660
Payments of Stock Issuance Costs				$ 604,000													$ 946,000	$ 0
Common Stock, Par or Stated Value Per Share			$ 0.00001											$ 0.00001			$ 0.00001	$ 0.00001
Common Stock, Shares Authorized			100,000,000											100,000,000			100,000,000	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																	$ 25.92	$ 146.16
Share-based Compensation, Total														$ 102,000	$ 133,000		$ 1,584,000	$ 625,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																	500,000	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	$ 498,000	830,000
Warrants Issued During Period Number Of Warrants																	3,368,000
Stock Issued During Period, Shares, New Issues				296,389
Sale of Stock, Price Per Share				$ 12.00
Sale of Stock, Consideration Received on Transaction																	$ 945,000
Prepaid Expense and Other Assets, Current			$ 117,000											117,000			15,000	$ 411,000
Prepaid Expense																	$ 346,000
Stock Issued During Period, Shares, Other																		276
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																	3 years
Proceeds from Issuance or Sale of Equity, Total														75,000			$ 1,607,000
Offering Costs On Pro Rata Basis To Warrants and Common Shares																	640,000
Offering Costs Expenses																	305,000
Exercise And Reclassified Of Derivative Liabilities														138,000
Proceeds from Warrant Exercises														$ 75,000	(600,000)		$ 1,758,000	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term																	8 years 3 months 4 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term																	4 years 3 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value																	$ 645.00
Share-based Compensation Arrangement by Share-based Payment Award Options Percentage Of Forfeitures																	5.50%
Floor Price Per Share														$ 0.10
Preferred Stock, Shares Outstanding			1,664,853											1,664,853			0	750,000
Conversion Of Stock Series B Preferred Stock Transactions														$ 1,941,000			$ 474,000
Conversion of Stock, Amount Converted			$ 1,571,000											$ 1,571,000	$ 1,379,000
8% Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Shares Issued														150,790
Debt Conversion, Original Debt, Amount														$ 250,000
Debt Instrument, Interest Rate, Effective Percentage			8.00%											8.00%
Dividend Declared [Member]
Class of Warrant or Right [Line Items]
Conversion of Stock, Shares Converted			122,500
Post Effective Amendment [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Deregistration																404,826
Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																	269,000	$ 305,000
Non Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																	261,000	320,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			61,217											61,217
Conversion of Stock, Shares Issued			1,605,578
Conversion Of Stock Series B Preferred Stock Transactions														$ 0			0
$1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																	1,000,000	1,000,000
$15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																		$ 15,000,000
$1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Payments of Stock Issuance Costs								$ 20,000
Proceeds from Issuance of Common Stock								$ 1,311,500
$1,331,500 Purchase Agreement [Member] | Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share								$ 164.40
Sale of Stock, Number of Shares Issued in Transaction								2,050
Investor [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share								$ 150.00
Sale of Stock, Number of Shares Issued in Transaction								2,463
Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues		1,459									1,458
Sale of Stock, Price Per Share											$ 237.60
Sale of Stock, Consideration Received on Transaction																$ 145,000
Prepaid Expense and Other Assets, Current											$ 346,000
Sale of Stock, Number of Shares Issued in Transaction		39,858						1,331,500
Sale of Stock, Consideration Received Per Transaction		$ 15,000,000									15,000,000
Prepaid Expense											$ 346,000						0
Increase (Decrease) in Prepaid Expense																	346,000
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share								$ 150.00
Stock Issued During Period, Shares, New Issues								4,167		4,167	833
Sale of Stock, Price Per Share										$ 240.00
Sale of Stock, Consideration Received on Transaction										$ 961,000
Sale of Stock, Number of Shares Issued in Transaction																833
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues										4,167
Lincoln Park Capital Fund LLC [Member] | $15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																	$ 15,000,000
Lincoln Park Capital Fund LLC [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								1,331,500
Roth Capital Partners, LLC [Member] | Equity Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									10,000,000
Sale of Stock, Consideration Received Per Transaction									$ 1,000,000
George Schmitt [Member]
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					74,405
Share-based Compensation Arrangement By Share-based Payment Award Option Grant Date Fair Value					$ 500,000
Debt Conversion, Original Debt, Amount					$ 500,000		$ 845,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues											$ 1,000,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues											1,250
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues											1,667
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues											2,083
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share											$ 180.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share											240.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share											300.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share											$ 360.00
IPO [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues												43,833
Sale of Stock, Price Per Share												$ 228
Proceeds from Issuance Initial Public Offering												$ 8,816,000
IPO [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																				300,000,000
IPO [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																				100,000,000
Form S 8 Registration Statement [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services																	39,118
Stock Issued During Period, Value, Issued for Services																	$ 509,072
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total																	113,611
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total																	$ 1,325,221
Various Consultants And Professionals [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services														101,527
Stock Issued During Period, Value, Issued for Services														$ 195,000
August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													187,500
Common Stock, Par or Stated Value Per Share																			$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 9.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			204,168
August 2015 Underwritten Offering [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													187,500
Number of Warrants Exercised													388,750
Class B Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													388,750
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 11.88
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						204,167
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights						$ 11.88
Class A Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 12.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						212,500
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights						$ 12.00
Number of Warrants Exercised													187,500
Underwriting Agreement [Member] | Class B Units [Member]
Class of Warrant or Right [Line Items]
Stock Units Issued, Description						Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant
Underwriting Agreement [Member] | Class A Units [Member]
Class of Warrant or Right [Line Items]
Stock Units Issued, Description						Class A Unit, each of which consists of one share of common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $12.00 per warrant
Series D Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													388,750
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.12
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						412,500
Series D Warrant [Member] | Underwriting Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						4,975,500
Series C Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.12
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						212,500
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Class Of Warrants Or Rights Exercised														61,217
Series A Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													93,750
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 3.02				$ 3.02
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercised																	204,167
Warrants Exercised Into Common Stock																	204,167
Exercise And Reclassified Of Derivative Liabilities																	$ 1,197,000
Proceeds from Warrant Exercises																	$ 17,000
Series B Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													388,750
Number of Warrants Exercised													194,376
Series B Warrant [Member] | Class B Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued													388,750
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 11.88